Other commitments, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2023
Oher commitments, contingent liabilities and contingent assets [Abstract]
Oher commitments, contingent liabilities and contingent assets
26 Other commitments, contingent liabilities and contingent

assets

Accounting policies
Estimation uncertainty regarding levies
Equinor’s global business activities are subject to taxation on income and indirect taxes in various jurisdictions around the world. In these jurisdictions, governments can respond to global or local development, including climate related matters and public fiscal balances, by issuing new laws or other regulations stipulating changes in income tax, value added tax, tax on emissions, customs duties or other levies which may affect profitability and even the viability of Equinor’s business in that jurisdiction. Equinor mitigates this risk by using local legal representatives and staying up to date with the legislation in the jurisdictions where activities are carried out. Occasionally, legal disputes arise from difference in interpretations. Equinor’s legal department, together with local legal representatives, estimate the outcome from such legal disputes based on first-hand knowledge. Such estimates may differ from the actual results.
Contractual commitments
Equinor had contractual commitments of USD 11,259

million as of 31 December 2023. The contractual commitments reflect Equinor's proportional share and mainly comprise construction and acquisition of property, plant and equipment as well as committed investments/funding or resources in equity accounted entities. It also includes Equinors’ estimated expenditures related to
commitments to drill a certain number of wells, commitments which sometimes can be a prerequisite to be awarded oil and gas
exploration and production licences.
At the end of 2023, Equinor was committed to participate in 34 wells, with an average ownership interest of approximately
46%.
Equinor's share of estimated expenditures to drill these wells amounts to USD 609 million. Additional wells that Equinor may become
committed to participating in depending on future discoveries in certain licences are not included in these numbers.
Other long-term commitments
Equinor has entered into various long-term agreements for pipeline transportation as well as terminal use, processing,

storage and
entry/exit capacity commitments and commitments related to specific purchase agreements. The agreements ensure the rights to the
capacity or volumes in question, but also impose on Equinor the obligation to pay for the agreed-upon service or commodity,
irrespective of actual use. The contracts' terms vary, with durations of up to 2060 .
Take-or-pay contracts for the purchase of commodity quantities are only included in the table below if their contractually agreed pricing is of a nature that will or may deviate from the obtainable market prices for the commodity at the time of delivery.
Obligations payable by Equinor to entities accounted for in the Equinor group using the equity method are included in the table below
with Equinor’s full proportionate share. For assets (such as pipelines) that are included in the Equinor accounts through joint
operations or similar arrangements, and where consequently Equinor’s share of assets, liabilities, income and expenses (capacity
costs) are reflected on a line-by-line basis in the Consolidated financial statements, the amounts in the table include the net
commitment payable by Equinor (i.e. Equinor’s proportionate share of the commitment less Equinor's ownership share in the
applicable entity).
The table below also includes USD 3,600

million as the non-lease components of lease agreements reflected in the accounts according to IFRS 16, as well as leases not yet commenced.

For commenced leases, please refer to note 25 Leases.
Nominal minimum other long-term commitments at 31 December 2023:

(in USD million)
2024 2,659
2025 1,972
2026 1,615
2027 1,187
2028 1,010
Thereafter 6,775
Total other long-term commitments 15,218
Guarantees
Equinor has guaranteed for its proportionate share of some of our associates’

long-term bank debt, payment obligations under
contracts, and certain third-party obligations. The total amount guaranteed at year-end 2023 is USD 1,564 million. The book value of
the guarantees is immaterial.
Contingent liabilities and contingent assets
Claim from Petrofac regarding multiple variation order requests performed in Algeria (In Salah)
Petrofac International (UAE) LLC (“PIUL”) was awarded the EPC Contract to execute the ISSF Project (the In Salah Southern Fields
Project in central Algeria). Following a suspension of activity in 2013, PIUL issued multiple

Variation Order Requests (“VoRs”) related
to the costs incurred for stand-by and remobilization costs. Several VoRs have been paid, but the settlement of the remaining has been unsuccessful. PIUL initiated arbitration in August 2020 claiming an estimated amount of USD
533

million, of which Equinor holds
a 31.85 % share. Equinor's maximum exposure amounts to USD 163 million. Equinor has provided for its best estimate in the matter.
Withholding tax dispute regarding remittances from Brazil to Norway
Remittances made from Brazil for services are normally subject to withholding income tax.

In 2012, Equinor’s subsidiaries in Brazil
filed a lawsuit to avoid paying this tax on remittances made to Equinor ASA and Equinor

Energy AS under the Double Tax Treaty
Brazil has with Norway. The lawsuit relates to services without transfer of technology on fields where Equinor is a partner. Court proceedings through several levels in the legal system have been ongoing, and a final verdict has not yet been reached. Withholding
tax has not been paid since 2014. Equinor's share of maximum exposure in the case at year end 2023 is estimated at approximately
USD 159

million. Although Equinor continues to be of the view that all applicable tax regulations have been applied in the case, recent
developments in similar litigation in Brazil have led to an updated evaluation of the likelihood of loss, and Equinor has provided for the
best estimate in the case as income tax expense.
Suit for an annulment of Petrobras’ sale of the interest in BM-S-8 to Equinor
In March 2017, an individual connected to the Union of Oil Workers of Sergipe (Sindipetro) filed a class action suit against Petrobras,
Equinor, and ANP - the Brazilian Regulatory Agency - to seek annulment of Petrobras’ sale of the interest and operatorship in BM-S-8 to Equinor, which was closed in November 2016 after approval by the partners and authorities. In February 2022, sentence in the annulment case was issued at the first instance level, and Equinor won on all merits. The case was appealed by the plaintiff and
Equinor has filed counter arguments. At the end of 2023, the acquired interest remains on Equinor’s balance sheet, where the assets
related to phase 1 have been reclassified to property, plant and equipment and the assets related to phase 2 are presented as intangible assets, all of which are part of the Exploration & Production International (E&P International)

segment.
Brazilian law creating uncertainty regarding certain tax incentives
Equinor is currently part in two legal matters in the state of Rio de Janeiro in Brazil related to a law requiring taxpayers that benefits
from ICMS tax incentives (i.e. Repetro) to deposit 10
% of the savings made from such benefits into a state fund. Equinor is of the
opinion that specific incentives so far relevant for the Roncador and Peregrino fields are not in scope of the law, while the state of Rio
de Janeiro requires deposits to be paid with the addition of fines and interest. While legal developments in 2023 have included
clarification from the Supreme Court that the law is constitutional, subject to a final ruling, Equinor’s litigation in the matter continues,
mainly related to the law’s impact specifically for Repetro and other state tax incentives. Equinor believes that our view in the matter
will ultimately be upheld by the courts, and no amounts have consequently been provided for in the financial statements. At year-end
2023, the maximum exposure for Equinor in the matter has been estimated to be a total of USD 114 million.

KKD oil sands partnership
Canadian tax authorities have issued a notice of reassessment for 2014 for Equinor's Canadian subsidiary which was party to
Equinor's divestment of 40
% of the KKD Oil Sands partnership at that time. The reassessment adjusts the allocation of the proceeds
of disposition of certain Canadian resource properties from the partnership. Maximum exposure is estimated to be approximately USD
380

million. Following an administrative appeal process with Canadian tax authorities, Equinor commenced court proceedings in the
matter in 2023. While the court process may take several years, the reassessment will impact Equinor’s tax paying position while the
proceedings are ongoing. Equinor is of the view that all applicable tax regulations have been applied in the case and that Equinor has
a strong position. No amounts have consequently been provided for in the financial statements.
Other claims
During the normal course of its business, Equinor is involved in legal proceedings, and several other unresolved claims are currently
outstanding. The ultimate liability or asset, in respect of such litigation and claims cannot be determined at this time. Equinor has
provided in its Consolidated financial statements for probable liabilities related to litigation and claims based on its best estimate.
Equinor does not expect that its financial position, results of operations or cash flows will be materially affected by the resolution of
these legal proceedings. Equinor is actively pursuing the above disputes through the contractual and legal means available in each
case, but the timing of the ultimate resolutions and related cash flows, if any, cannot at present be determined with sufficient reliability.
Provisions related to claims other than those related to income tax are reflected within note 23 Provisions and other liabilities.
Uncertain income tax related liabilities are reflected as current tax payables or deferred tax liabilities as appropriate, while uncertain
tax assets are reflected as current or deferred tax assets.